Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Statement Of Operations
REVENUES
EXPENSES
General and administrative	$ 114,800	$ 2,000	$ 159,523	$ 4,000	$ 47,284	$ 9,000
TOTAL EXPENSES	114,800	2,000	159,523	4,000	47,284	$ 9,000
OTHER EXPENSE
Gain on write-down of accounts payables					(72,328)
Interest expense	11,166	$ 3,603	15,619	$ 7,207	14,929	$ 14,158
Amortization of conversion benefit	12,580		12,580
Shares for service	272,000		272,000
(Gain) on debt settlement	$ (96,819)		(96,819)
Impairment loss on mineral claims			23,500,000
Loss on conversion of debt			4,391,200
NET OTHER EXPENSES (INCOME)					(57,399)	(14,158)
NET INCOME (LOSS)	$ (313,727)	$ (5,603)	$ (28,254,102)	$ (11,207)	$ 10,115	$ (23,158)
NET LOSS PER COMMON SHARE
Basic	$ (0.01)	$ (0.02)	$ (1.12)	$ (0.05)	$ 0.04	$ (0.10)
Fully diluted	$ (0.01)	$ (0.02)	$ (1.12)	$ (0.05)	$ 0.00
WEIGHTED AVERAGE OUTSTANDING SHARES
Basic	32,525,525	225,252	24,948,351	225,252	225,525	225,525
Fully diluted	88,173,869	115,225,525	88,173,869	115,225,525	116,225,525	116,225,525